4. EQUIPMENT (Details) - Furniture and other equipment - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equipment Cost	$ 117,861	$ 114,795
Additions during the year		2,531
Exchange adjustment	1,370	535
Equipment Cost	119,231	117,861
Equipment, Accumulated Depreciation	115,259	112,705
Equipment, depreciation during period	1,775	1,923
Equipment, depreciation, exchange adjustment	1,343	631
Equipment, Accumulated Depreciation	118,377	115,259
Equipment, net book value	$ 854	$ 2,602	$ 2,090